Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions with related parties
Schedule of transactions with related parties - condensed consolidated statements of comprehensive income

	Years ended December 31,
	2024	2023	2022
Included in voyage expenses – related party
Charter hire commissions (a)	$1,983	$1,860	$1,632
Included in general and administrative expenses – related party
Executive services fee (d)	$583	$581	$568
Administrative services fee (e)	$120	$120	$120
Management fees-related party
Management fees (a)	$6,599	$6,389	$6,203

Schedule of transactions with related parties - balance sheet

	Year ended December 31,
	2024	2023
Assets:
Working capital advances granted to the Manager (a)	$1,189	$—
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party	$2,539	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$—	$615
Executive service charges due to Manager (d)	$—	$143
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$669	$767
Total liabilities due to related party, current	$699	$1,555